Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (128,584)	$ (96,536)	$ (20,612)
Other comprehensive (loss) income:
Foreign currency translation (losses) gains, net	(112)	33	(7)
Comprehensive loss	(128,696)	(96,503)	(20,619)
Less: Comprehensive loss attributable to non-controlling interests	(44,967)	0	0
Comprehensive loss attributable to Pluralsight, Inc.	$ (83,729)	$ (96,503)	$ (20,619)